Consolidated Statement of Cash Flows - Deutsche Bank AG [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ 4,481		€ 6,452		€ 5,554
Cash flows from operating activities, Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		(1,830)		(1,505)		(1,226)
Restructuring activities		3		(220)		118
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(76)		(84)		128
Impairment, depreciation and other amortization, and accretion		(2,758)		(3,601)		(3,338)
Share of net income from equity method investments		4		107		(129)
Deferred tax expense (benefit)		(909)		(163)		894
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(1,188)		(699)		102
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(25,975)		(3,285)		(3,046)
Non-Trading financial assets mandatory at fair value through profit and loss		(25,214)		793		1,511
Financial assets designated at fair value through profit or loss		75		93		(31)
Loans at amortized cost		211		9,686		(12,059)
Other assets		13,990		(1,384)		(459)
Deposits		36,893		(2,299)		19,191
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	5,425		29,493		(6,046)
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		625		2,456		(187)
Other short-term borrowings		182		4,534		1,065
Other liabilities		(19,800)		777		12,377
Senior long-term debt	[2]	(6,339)		(11,880)		(17,019)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(15,020)		(35,515)		2,145
Other, net		(2,350)		872		(8,762)
Net cash provided by (used in) operating activities		(28,584)		5,606		(2,113)
Income taxes paid (received), net		1,392		955		1,288
Interest paid		33,573		25,454		9,286
Interest received		48,384		42,886		22,817
Dividend received		110		106		87
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		18,267		15,646		15,450
Maturities of financial assets at fair value through other comprehensive income		22,658		19,437		21,557
Sale of debt securities held to collect at amortized cost		20		0		0
Maturities of debt securities held to collect at amortized cost		7,216		8,025		6,519
Sale of equity method investments		0		20		118
Sale of property and equipment		20		33		22
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(46,502)		(38,648)		(42,991)
Debt Securities held to collect at amortized cost		(6,498)		(4,859)		(16,696)
Equity method investments		63		60		171
Property and equipment		528		422		337
Net cash received in (paid for) business combinations/divestitures		3		(361)		439
Other, net		(1,375)		(1,386)		(1,086)
Net cash provided by (used in) investing activities		(6,781)		(2,576)		(17,175)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		20	[3]	1,432		2,716
Repayments and extinguishments of subordinated long-term debt		153	[3]	1,471		90
Issuances of trust preferred securities		0	[4]	0		0
Repayments and extinguishments of trust preferred securities		(6)	[4]	(225)		0
Principal portion of lease payments		552		534		607
Common shares issued		0		0		0
Purchases of treasury shares		1,126		857		695
Sale of treasury shares		0		0		0
Additional Equity Components (AT1) issued		3,000		0		2,000
Additional Equity Components (AT1) repaid		(0)		(0)		1,750
Purchases of Additional Equity Components (AT1)		3,341		400		4,058
Sale of Additional Equity Components (AT1)		3,316		415		4,074
Coupon on additional equity components, pre tax		574		498		479
Dividends paid to noncontrolling interests		264		100		96
Net change in noncontrolling interests		(84)		(5)		5
Cash dividends paid to Deutsche Bank shareholders		883		610		406
Net cash provided by (used in) financing activities		(646)		(2,852)		614
Net effect of exchange rate changes on cash and cash equivalents		2,910		(2,036)		4,354
Net increase (decrease) in cash and cash equivalents		(33,102)		(1,857)		(14,320)
Cash and cash equivalents at beginning of period		163,768		165,626		179,946
Cash and cash equivalents at end of period		130,666		163,768		165,626
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	[5]	126,353	[6]	159,326	[6]	159,876
Interbank balances (w/o central banks)	[7],[8]	4,313		4,442		5,749	[6]
Cash and cash equivalents		€ 130,666		€ 163,768		€ 165,626

[1]	Included are senior long-term debt issuances of € 13.5 billion and € 6.5 billion and repayments and extinguishments of € 2.4 billion and € 1.2 billion through December 31, 2024 and December 31, 2023, respectively
[2]	Included are issuances of € 25.9 billion and € 26.8 billion and repayments and extinguishments of € 33.2 billion and € 40.1 billion through December 31, 2024 and December 31, 2023, respectively
[3]	Non-cash changes for Subordinated Long Term Debt are € 532 million in total and mainly driven by Fair Value changes of € 90 million and Foreign Exchange movements of € 432 million through December 31, 2024 and € (31) million in total mainly driven by Fair Value changes of € 139 million and Foreign Exchange movements of € (173) million through December 31, 2023
[4]	Non-cash changes for Trust Preferred Securities are € 3 million in total and mainly driven by Fair Value changes of € (3) million through December 31, 2024 and € 15 million in total and mainly driven by Fair Value changes of € 8 million through December 31, 2023
[5]	Non-cash changes for Lease liabilities are € 673 million in total including Foreign Exchange movements of € 107 million through December 31, 2024 and € 669 million in total including Foreign Exchange movements of € (65) million through December 31, 2023
[6]	Not included: Interest-earning time deposits with central banks of € 21.2 billion as of December 31, 2024 and € 19.1 billion as of December 31, 2023
[7]	Includes interest paid and interest received from derivatives qualifying as hedging instruments under the Group’s fair value hedge accounting application, which includes portfolio hedges of interest rate risk in accordance with the EU carve-out version of IAS 39
[8]	Not included: Interest-earning time deposits with banks of € 1.9 billion as of December 31, 2024 and € 1.7 billion as of December 31, 2023